OTHER NON-INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2014
Other Non-Interest Income [Abstract]
Schedule of other non-interest income
Other non-interest income for the years ended December 31 follows:

	2014	2013	2012
	(In thousands)
Investment and insurance commissions	1,814	1,709	2,146
ATM fees	1,599	1,661	2,140
Bank owned life insurance	1,371	1,363	1,622
Other real estate rental income	1,295	1,471	1,773
Other	2,852	2,333	3,353
Total other non-interest income	$8,931	$8,537	$11,034